                                                  ANNUAL REPORT
                                                  JUNE 30, 2002

SPECIAL MONEY MARKET FUND, INC.

FUND TYPE
Money market

OBJECTIVE
High current income consistent with the
preservation of principal and liquidity


This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and
information about the Fund's portfolio
holdings are for the period covered by this
report and are subject to change thereafter.       PRUDENTIAL (LOGO)

Special Money Market Fund, Inc.    Money Market Series

Performance at a Glance

INVESTMENT GOALS AND STYLE
The Special Money Market Fund, Inc. (the
Fund) seeks high current income consistent with the preservation of principal and liquidity. The Fund is a diversified portfolio of high-quality, U.S. dollar-denominated money market securities issued by the U.S. government, its agencies, and major corporations and commercial banks of the United States and foreign countries.
Maturities can range from 1 day to 13 months.
There can be no assurance that the Fund will achieve its investment objective.

Money Fund Yield Comparison

             (CHART)

Annual Report    June 30, 2002

Fund Facts                                               As of 6/30/02

                                     7-Day        Net Asset    Weighted Avg.  Net Assets
                                   Current Yld.  Value (NAV)    Mat. (WAM)    (Millions)
Special Money Market Fund, Inc. -
Class A                               1.12%        $1.00          46 Days       $  2
Class B/C*                            1.25%        $1.00          46 Days       $223
Class Z*                              1.25%        $1.00          46 Days       $  1
iMoneyNet, Inc. Taxable
Prime Retail Avg.**                   1.15%        $1.00          61 Days        N/A

Note: Yields will fluctuate from time to time, and past performance is not indicative of future results. An investment in the Fund is not insured or guaranteed by the Federal
Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

 *Class B/C and Class Z shares are not subject
  to distribution and service (12b-1) fees.
**iMoneyNet, Inc. reports a 7-day current yield, NAV, and WAM on Tuesdays. This is the data of all funds in the iMoneyNet, Inc.
  Taxable Prime Retail Average category as of
  June 25, 2002, the closest date to the end of our reporting period.

Weighted Average Maturity Comparison

                   (CHART)

PRUDENTIAL (LOGO)                        August 15, 2002

DEAR SHAREHOLDER,
The reporting period for the Special Money
Market Fund, Inc.--the year ended June 30,
2002--was a time of significant change in the U.S. economy and the financial markets. The
$10 trillion economy recovered from its
first recession in a decade, aided by 11 reductions in short-term interest rates by the Federal Reserve (the Fed). The Fed left short-term rates near record lows as economic growth slowed and accounting scandals involving high-profile firms in the United States roiled financial markets.
These developments put downward pressure on money market yields late in our reporting period.

In this environment characterized by
investor pessimism and distrust, money
market funds remained a viable alternative for those seeking investments that offered relative safety and liquidity. The Fund's management team employed an interest rate strategy and analysis of supply/demand dynamics of money market securities that helped the Fund's Class B/C shares provide a yield that was higher than average throughout our fiscal year. The Fund also maintained its net asset value at $1 per share.

The Fund's management team explains
conditions in the money markets and the
Fund's investments are on the following
pages. Thank you for your continued
confidence in Prudential mutual funds. We look forward to serving your future investment needs.

Sincerely,


David R. Odenath, Jr., President
Special Money Market Fund, Inc.

Special Money Market Fund, Inc.    Money Market Series

Annual Report    June 30, 2002

Investment Adviser's Report

LOWER INTEREST RATES REVITALIZED U.S. ECONOMY
A trend toward lower money market yields persisted for much of our fiscal year that began July 1, 2001. The decline in yields was initially driven by the Fed's campaign to reduce short-term interest rates that began in early 2001 and ended in December of that year. In all, the Fed eased monetary policy 11 times.

By repeatedly cutting the cost of borrowing money, the Fed hoped to reinvigorate the U.S. economy, which had been hurt primarily by a sharp decline in business investment and the September 11 terrorist attacks against the United States. The central bank's efforts proved successful as the economy began to recover in earnest during our fiscal year.

INVESTING AS SHORT-TERM RATES DECLINED
In a falling interest-rate environment, the most effective approach is to position a portfolio's weighted average maturity (WAM) longer than average. (WAM measures a portfolio's sensitivity to changes in the level of interest rates. It considers the maturity and quantity of each security held by a portfolio.) Having a longer-than-average WAM helps a portfolio's yield remain higher for a longer period of time as money market yields fall.

We employed this strategy during the first half of our reporting period, except at those times when we, along with many other investors, thought the Fed was becoming less aggressive in its efforts to lower rates.
For example, after the central bank cut
rates in late August 2001, we shortened the Fund's WAM because there were signs that the economy was trying to stabilize. Then the September 11 terrorist attacks occurred, and the Fed eased monetary policy in mid-
September between its regularly scheduled meetings. It was clear to us the central bank would continue cutting rates, if necessary, to counteract the negative effects of terrorism on an already weakened economy. Therefore we lengthened the Fund's
WAM in September by purchasing securities maturing in three months.

Special Money Market Fund, Inc.    Money Market Series
Annual Report    June 30, 2002

TIMELY INVESTMENTS AIDED FUND PERFORMANCE
Even after the Fed had completed its round of rate cuts, we lengthened the Fund's WAM from time to time to take advantage of good investment opportunities. In mid-March 2002, we extended the WAM by locking in attractive yields on issues maturing in three to six months. Yields on these and other longer-term money market securities had climbed, reflecting the view that the Fed would soon tighten monetary policy to help prevent the economy from growing too rapidly and igniting higher inflation.

Purchasing the longer-term issues worked well because their prices rose (and yields fell) as slower economic growth during the second quarter of 2002 led to the conclusion that the Fed would not raise rates in the first half of 2002. Moreover, this development and increasing stock market volatility led to talk that the Fed would wait until the second half of 2002 to tighten monetary policy or hold off until early 2003. As this view gained ground and market interest rates fell, we allowed the Fund's WAM to shorten.

LOOKING AHEAD
Data released after our reporting period ended confirmed that economic growth slowed more than expected in the second quarter of 2002. Not surprisingly, there is concern the economy may be headed for an extended period of sluggishness with the remote possibility of a "double dip" recession. This leads us to believe the Fed will likely leave monetary policy unchanged for the remainder of 2002. There is also speculation that the Fed may cut short-term rates this year if economic growth continues to weaken.

Meanwhile, longer-term money market
securities do not provide sufficient value, as they yield little more than shorter-term issues. As a result, we plan to emphasize securities maturing in three months or less.
This will position the Fund's WAM in line with the average comparable portfolio and allow the Fund to take advantage of future investment opportunities.

       Special Money Market Fund, Inc.       Money Market Series
             Portfolio of Investments as of June 30, 2002

Principal
Amount
(000)         Description                                            Value (Note 1)
-----------------------------------------------------------------------------------------
Bank Notes  10.6%
              American Express Centurion Bank
$     1,000   1.84%, 7/26/02(a)                                      $    1,000,000
              Bank One N.A.
      3,000   2.05%, 7/24/02(a)                                           3,003,008
              Firstar Bank N.A.
      6,400   6.25%, 12/1/02                                              6,503,569
              National City Bank
     13,400   1.924%, 7/8/02(a)                                          13,403,744
                                                                     --------------
                                                                         23,910,321
-------------------------------------------------------------------------------------
Certificates of Deposit - Yankee  4.8%
              Abbey National Treasury Services PLC
      8,000   1.76%, 7/10/02(a)                                           7,998,893
              Canadian Imperial Bank of Commerce
      3,000   4.055%, 7/12/02                                             3,000,134
                                                                     --------------
                                                                         10,999,027
-------------------------------------------------------------------------------------
Commercial Paper  58.0%
              AB Spintab
     10,000   1.81%, 7/15/02                                              9,992,961
              Allianz Finance Corp.
      3,000   1.97%, 9/23/02                                              2,986,210
              American Express Credit Corp.
      3,000   1.75%, 7/16/02                                              2,997,812
              Amsterdam Funding Corp.
      5,000   1.82%, 7/23/02                                              4,994,439
              Bayerische Motoren Werke (BMW) AG
      1,311   1.95%, 7/1/02                                               1,311,000
              BCI Funding Corp.
      4,365   1.79%, 9/3/02                                               4,351,110
              Black Forest Corp.
     10,041   1.81%, 7/8/02                                              10,037,466
              Brahms Funding Corp.
      3,000   1.84%, 8/9/02                                               2,994,020
      1,600   1.84%, 8/12/02                                              1,596,565

    See Notes to Financial Statements                                      5

       Special Money Market Fund, Inc.       Money Market Series
             Portfolio of Investments as of June 30, 2002 Cont'd.

Principal
Amount
(000)         Description                                            Value (Note 1)
-----------------------------------------------------------------------------------------
              British Aerospace Finance, Inc.
$     1,849   1.82%, 8/2/02                                          $    1,846,009
              CDC Commercial Paper, Inc.
      2,800   1.80%, 7/25/02                                              2,796,640
              Clipper Receivables Corp.
      1,000   1.81%, 8/7/02                                                 998,140
              CXC LLC
      3,000   1.81%, 8/9/02                                               2,994,117
      4,000   1.80%, 8/20/02                                              3,990,000
              Danske Corp.
      1,600   1.80%, 7/8/02                                               1,599,440
      5,000   1.80%, 9/6/02                                               4,983,250
              Dexia Delaware LLC
      4,496   1.78%, 7/22/02                                              4,491,332
              First Data Corp.
      2,500   1.95%, 7/2/02                                               2,499,865
              Forrestal Funding Master Trust
      4,000   1.81%, 7/26/02                                              3,994,972
              Fortis Funding LLC
      7,000   1.81%, 7/30/02                                              6,989,794
              Intrepid Funding Corp.
      7,000   1.81%, 7/26/02                                              6,991,201
              Landesbank Baden-Wurttemberg
      4,000   2.00%, 11/8/02                                              3,971,111
              National Australia Funding, Inc.
      1,800   1.80%, 8/7/02                                               1,796,670
              Nestle Holdings, Inc.
      7,000   1.80%, 7/15/02                                              6,995,100
              Nordea North America, Inc.
      1,000   1.80%, 8/6/02                                                 998,200
      2,000   1.84%, 8/16/02                                              1,995,298
              Old Line Funding Corp.
      5,000   1.81%, 8/23/02                                              4,986,676
              Prudential PLC
      5,000   1.80%, 8/1/02                                               4,992,250
              San Paolo U.S. Finance Co.
      7,000   2.00%, 7/1/02                                               7,000,000

    6                                      See Notes to Financial Statements

       Special Money Market Fund, Inc.       Money Market Series
             Portfolio of Investments as of June 30, 2002 Cont'd.

Principal
Amount
(000)         Description                                            Value (Note 1)
-----------------------------------------------------------------------------------------
              Santander Central Hispano Finance Delaware, Inc.
$     4,000   1.95%, 8/21/02                                         $    3,988,950
              Stadshypotek Delaware, Inc.
      3,700   1.78%, 7/15/02                                              3,697,439
              Triple A One Funding Corp.
      1,003   1.90%, 7/10/02                                              1,002,524
      1,797   1.83%, 7/22/02                                              1,795,082
              Tulip Funding Corp.
      2,471   1.85%, 7/30/02                                              2,467,317
                                                                     --------------
                                                                        131,122,960
-------------------------------------------------------------------------------------
Other Corporate Obligations  25.2%
              Allstate Life Insurance Funding LLC
      1,000   2.083%, 8/1/02(a)(b)                                        1,000,000
              Associates Corp. N.A.
      1,432   5.875%, 7/15/02                                             1,433,012
      2,000   6.50%, 7/15/02                                              2,001,862
              Bank One N.A.
      3,000   6.90%, 10/7/02                                              3,037,903
              Caterpillar Financial Services Corp.
      4,000   5.93%, 10/10/02                                             4,043,340
              Colgate-Palmolive Co.
      3,000   6.58%, 11/5/02                                              3,045,908
              E.I. du Pont de Nemours & Co.
      4,335   6.50%, 9/1/02                                               4,367,252
              Firstar Corp.
      3,000   6.50%, 7/15/02                                              3,002,816
              General Electric Capital Assurance Co.
      1,000   1.92%, 7/22/02(a)(b)                                        1,000,000
              General Electric Capital Corp.
      1,250   6.65%, 9/3/02                                               1,259,285
      5,000   6.70%, 10/1/02                                              5,050,602
              Goldman Sachs Group, L.P.
      8,000   2.034%, 9/16/02(a)                                          8,000,000

    See Notes to Financial Statements                                      7

       Special Money Market Fund, Inc.       Money Market Series
             Portfolio of Investments as of June 30, 2002 Cont'd.

Principal
Amount
(000)         Description                                            Value (Note 1)
-----------------------------------------------------------------------------------------
              Merrill Lynch & Co., Inc.
$     5,000   1.89%, 7/11/02(a)                                      $    5,000,000
      1,500   7.36%, 7/24/02                                              1,504,407
      4,030   6.00%, 2/12/03                                              4,116,708
              Morgan Stanley Dean Witter
      5,000   1.90%, 7/15/02(a)                                           5,000,000
      2,000   7.125%, 1/15/03                                             2,049,806
      2,000   7.375%, 4/15/03                                             2,074,072
                                                                     --------------
                                                                         56,986,973
                                                                     --------------
              Total Investments  98.6%
               (amortized cost $223,019,281)(c)                         223,019,281
              Other assets in excess of liabilities  1.4%                 3,083,477
                                                                     --------------
              Net Assets 100%                                        $  226,102,758
                                                                     --------------
                                                                     --------------

------------------------------
The following abbreviations are used in portfolio descriptions:
(a) Variable rate instrument. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted.
(b) Private placement restricted as to resale and does not have a readily available market; the aggregate cost of such securities is $2,000,000, and is approximately 0.9% of net assets.
(c) The cost basis for federal income tax purposes is substantially the same as that used for financial statement purposes.
AG--Aktiengesellschaft (Austrian, German or Swiss Company).
LLC--Limited Liability Company.
L.P.--Limited Partnership.
PLC--Public Limited Company (British or Irish Limited Liability Company).

    8                                      See Notes to Financial Statements

       Special Money Market Fund, Inc.       Money Market Series
             Portfolio of Investments as of June 30, 2002 Cont'd.

The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2002 was as follows:

Commercial Bank......................................................    49.3%
Asset-Backed Securities..............................................    14.7
Security Brokers & Dealers...........................................    12.3
Short-Term Business Credit...........................................     4.0
Food & Kindred.......................................................     3.1
Bank Holding Companies-Domestic......................................     2.7
Life Insurance.......................................................     2.2
Plastic Materials/Synthetic..........................................     1.9
Construction.........................................................     1.8
Personal Credit......................................................     1.5
Soap & Detergent.....................................................     1.3
Financial Services...................................................     1.3
Computer Rental......................................................     1.1
Aircraft & Parts.....................................................     0.8
Motor Vehicle........................................................     0.6
                                                                        -----
                                                                         98.6
Other assets in excess of liabilities................................     1.4
                                                                        -----
                                                                        100.0%
                                                                        -----
                                                                        -----

    See Notes to Financial Statements                                      9

       Special Money Market Fund, Inc.       Money Market Series
             Statement of Assets and Liabilities

                                                                    June 30, 2002
---------------------------------------------------------------------------------------
ASSETS
Investments, at amortized cost which approximates market value      $ 223,019,281
Receivable for Series shares sold                                       3,446,205
Interest receivable                                                       985,769
Prepaid expenses                                                            4,190
                                                                    -------------
      Total assets                                                    227,455,445
                                                                    -------------
LIABILITIES
Payable for Series shares reacquired                                    1,035,964
Accrued expenses                                                          139,958
Management fee payable                                                     88,936
Dividends payable                                                          53,326
Payable to custodian                                                       34,281
Distribution fee payable                                                      222
                                                                    -------------
      Total liabilities                                                 1,352,687
                                                                    -------------
NET ASSETS                                                          $ 226,102,758
                                                                    -------------
                                                                    -------------
Net assets were comprised of:
      Common stock, $0.001 par value per share                      $     226,103
      Paid-in capital in excess of par                                225,876,655
                                                                    -------------
Net assets, June 30, 2002                                           $ 226,102,758
                                                                    -------------
                                                                    -------------
Class A:
   Net asset value, offering price and redemption price per share
      ($2,164,248 / 2,164,248 shares of common stock issued and
      outstanding)                                                          $1.00
                                                                    -------------
                                                                    -------------
Class B/C:
   Net asset value, offering price and redemption price per share
      ($223,295,924 / 223,295,924 shares of common stock issued
      and outstanding)                                                      $1.00
                                                                    -------------
                                                                    -------------
Class Z:
   Net asset value, offering price and redemption price per share
      ($642,586 / 642,586 shares of common stock issued and
      outstanding)                                                          $1.00
                                                                    -------------
                                                                    -------------

    10                                     See Notes to Financial Statements

       Special Money Market Fund, Inc.       Money Market Series
             Statement of Operations

                                                                        Year
                                                                        Ended
                                                                    June 30, 2002
---------------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income
   Interest and discount earned                                      $ 7,081,371
                                                                    -------------
Expenses
   Management fee                                                      1,245,818
   Distribution fee                                                        2,597
   Transfer agent's fees and expenses                                    278,000
   Reports to shareholders                                                95,000
   Custodian's fees and expenses                                          75,000
   Registration fees                                                      55,000
   Legal fees and expenses                                                48,000
   Audit fee                                                              27,000
   Directors' fees                                                         9,000
   Insurance expense                                                       3,000
   Miscellaneous                                                           2,742
                                                                    -------------
      Total expenses                                                   1,841,157
                                                                    -------------
Net investment income                                                  5,240,214
REALIZED GAIN ON INVESTMENTS
Net realized gain on investment transactions                              32,513
                                                                    -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $ 5,272,727
                                                                    -------------
                                                                    -------------

    See Notes to Financial Statements                                     11

       Special Money Market Fund, Inc.       Money Market Series
             Statement of Changes in Net Assets

                                                        Year Ended June 30,
                                                   ------------------------------
                                                       2002             2001
---------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations
   Net investment income                           $   5,240,214    $  13,540,453
   Net realized gain on investment transactions           32,513           14,258
                                                   -------------    -------------
   Net increase in net assets resulting from
      operations                                       5,272,727       13,554,711
                                                   -------------    -------------
Dividends and distributions to shareholders
   (Note 1)                                           (5,272,727)     (13,554,711)
                                                   -------------    -------------
Fund share transactions (at $1 per share)
   Proceeds from shares sold                         213,585,675      635,210,763
   Net asset value of shares issued to
      shareholders in reinvestment of dividends
      and distributions                                4,634,585       10,461,383
   Cost of shares reacquired                        (256,994,405)    (610,042,563)
                                                   -------------    -------------
   Net increase (decrease) in net assets from
      Series share transactions                      (38,774,145)      35,629,583
                                                   -------------    -------------
Total increase (decrease)                            (38,774,145)      35,629,583
NET ASSETS
Beginning of year                                    264,876,903      229,247,320
                                                   -------------    -------------
End of year                                        $ 226,102,758    $ 264,876,903
                                                   -------------    -------------
                                                   -------------    -------------

    12                                     See Notes to Financial Statements

       Special Money Market Fund, Inc.       Money Market Series
             Notes to Financial Statements

      Special Money Market Fund, Inc. (the 'Fund') is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company consisting of only the Money Market Series (the 'Series'). Investment operations of the Series commenced on January 22, 1990.

      The investment objective of the Series is high current income consistent with the preservation of principal and liquidity. The Series invests in a diversified portfolio of high quality money market securities maturing in 13 months or less. The ability of issuers of securities held by the Series to meet their obligations may be affected by economic developments in a specific industry or region.

Note 1. Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

      Securities Valuation:    Portfolio securities are valued at amortized
cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. If the amortized cost method is determined not to represent fair value, the value shall be determined by or under the direction of the Board of Directors.

      The Fund may hold up to 10% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law ('restricted securities'). The restricted security held by the Fund at June 30, 2002 includes registration rights under which the Fund may demand registration by the issuer. Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

      Securities Transactions and Net Investment Income:    Securities
transactions are recorded on the trade date. Realized gains (losses) on sales of securities are calculated on the identified cost basis. The Fund amortizes premiums and accretes discounts on purchases of portfolio securities as adjustments to interest income. Interest income is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

      Federal Income Taxes:    It is the Fund's policy to continue to meet the
requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

      Dividends and Distributions:    The Fund declares daily dividends from net
investment income and net realized short-term capital gains. Payment of dividends is made monthly. Income distributions and capital gain distributions are determined in
                                                                          13

       Special Money Market Fund, Inc.       Money Market Series
             Notes to Financial Statements Cont'd.

accordance with income tax regulations which may differ from generally accepted accounting principles.

Note 2. Agreements
The Fund has a management agreement with Prudential Investments LLC ('PI' or 'Manager') formerly known as Prudential Investments Fund Management LLC. Pursuant to a subadvisory agreement between PI and Prudential Investment Management, Inc. ('PIM' or 'Subadviser'), PIM furnishes investment advisory services in connection with the management of the Fund. Under the subadvisory agreement, PIM, subject to the supervision of PI, is responsible for managing the assets of the Fund in accordance with its investment objective and policies. PI pays for the services of PIM, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

      The management fee paid to PI is computed daily and payable monthly at an annual rate of .50% of the average daily net assets of the Fund.

      The Fund has a distribution agreement with Prudential Investment Management Services LLC ('PIMS'), which acts as the distributor of the Class A, Class B/C and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund's Class A shares, pursuant to a plan of distribution (the 'Class A Plan'), regardless of expenses actually incurred by it. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class B/C and Class Z shares of the Fund.

      Pursuant to the Class A Plan, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .125 of 1% of the average daily net assets of Class A for the year ended June 30, 2002.

      PI, PIM and PIMS are indirect wholly-owned subsidiaries of Prudential Financial, Inc. ('Prudential').

Note 3. Other Transactions With Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), an affiliate of PI and an indirect wholly-owned subsidiary of Prudential, serves as the Fund's transfer agent and during the year ended June 30, 2002, the Fund incurred fees of approximately $228,000 for the services of PMFS. As of June 30, 2002, approximately $18,200 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates.

      The Fund paid networking fees to Prudential Securities, Inc. ('PSI') an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a

       Special Money Market Fund, Inc.       Money Market Series
             Notes to Financial Statements Cont'd.

national fund clearing system. The total amount paid to PSI during the period was $13,300 and is included in transfer agent's fees and expenses in the statement of operations.

Note 4. Capital
The Series offers Class A, Class B/C and Class Z shares.

      The Fund has authorized two billion shares of beneficial interest at $.001 par value.

      Transactions in shares of common stock (at $1 per share) were as follows:

                                                                          Shares and
Class A                                                                  Dollar Amount
-------------------------------------------------------------------     ---------------
Year ended June 30, 2002:
Shares sold                                                             $     3,080,571
Shares issued in reinvestment of dividends and distributions                     37,989
Shares reacquired                                                            (2,634,884)
                                                                        ---------------
Net increase (decrease) in shares outstanding                           $       483,676
                                                                        ---------------
                                                                        ---------------
January 26, 2001(a) through June 30, 2001:
Shares sold                                                             $     2,022,028
Shares issued in reinvestment of dividends and distributions                      3,459
Shares reacquired                                                              (344,915)
                                                                        ---------------
Net increase (decrease) in shares outstanding                           $     1,680,572
                                                                        ---------------
                                                                        ---------------
Class B/C
-------------------------------------------------------------------
Year ended June 30, 2002:
Shares sold                                                             $   209,862,639
Shares issued in reinvestment of dividends and distributions                  4,595,697
Shares reacquired                                                          (254,358,693)
                                                                        ---------------
Net increase (decrease) in shares outstanding                           $   (39,900,357)
                                                                        ---------------
                                                                        ---------------
Year ended June 30, 2001:
Shares sold                                                             $   633,188,685
Shares issued in reinvestment of dividends and distributions                 10,457,924
Shares reacquired                                                          (609,697,648)
                                                                        ---------------
Net increase (decrease) in shares outstanding                           $    33,948,961
                                                                        ---------------
                                                                        ---------------
------------------------------
(a) Commencement of offering of Class A and Z shares.

                                                                          15

       Special Money Market Fund, Inc.       Money Market Series
             Notes to Financial Statements Cont'd.

                                                                          Shares and
Class Z                                                                  Dollar Amount
-------------------------------------------------------------------     ---------------
Year ended June 30, 2002:
Shares sold                                                             $       642,465
Shares issued in reinvestment of dividends and distributions                        899
Shares reacquired                                                                  (828)
                                                                        ---------------
Net increase (decrease) in shares outstanding                           $       642,536
                                                                        ---------------
                                                                        ---------------
January 26, 2001(a) through June 30, 2001:
Shares sold                                                             $            50
                                                                        ---------------
Net increase (decrease) in shares outstanding                           $            50
                                                                        ---------------
                                                                        ---------------

------------------------------
(a) Commencement of offering of Class A and Z shares.

       Special Money Market Fund, Inc.       Money Market Series
             Financial Highlights

                                                               Class A
                                                --------------------------------------
                                                    Year           January 26, 2001(b)
                                                    Ended                Through
                                                June 30, 2002         June 30, 2001
--------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period               $  1.00               $  1.00
Net investment income and net realized
gains                                                 .019                  .018
Dividends and distributions to shareholders          (.019)                (.018)
                                                -------------            -------
Net asset value, end of period                     $  1.00               $  1.00
                                                -------------            -------
                                                -------------            -------
TOTAL RETURN(a):                                      1.98%                 1.90%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                    $ 2,164               $ 1,681
Average net assets (000)                           $ 2,082               $   276
Ratios to average net assets:
   Expenses, including distribution and
      service (12b-1) fees                             .87%                  .83%(c)
   Expenses, excluding distribution and
      service (12b-1) fees                             .74%                  .70%(c)
   Net investment income                              1.87%                 4.23%(c)

------------------------------
(a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(b) Commencement of offering of Class A shares.
(c) Annualized.

    See Notes to Financial Statements                                     17

       Special Money Market Fund, Inc.       Money Market Series
             Financial Highlights Cont'd.

                                                                      Class B/C
                                                                    -------------
                                                                     Year Ended
                                                                    June 30, 2002
---------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year                                    $    1.00
Net investment income and net realized gains                               .020
Dividends and distributions to shareholders                               (.020)
                                                                    -------------
Net asset value, end of year                                          $    1.00
                                                                    -------------
                                                                    -------------
TOTAL RETURN(a):                                                           2.11%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)                                         $ 223,296
Average net assets (000)                                              $ 246,999
Ratios to average net assets:
   Expenses, including distribution and service (12b-1) fees                .74%
   Expenses, excluding distribution and service (12b-1) fees                .74%
   Net investment income                                                   2.11%

------------------------------
(a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions.

    18                                     See Notes to Financial Statements

       Special Money Market Fund, Inc.       Money Market Series
             Financial Highlights Cont'd.

                      Class B/C
-----------------------------------------------------
                 Year Ended June 30,
-----------------------------------------------------
  2001         2000         1999         1998
-----------------------------------------------------
$   1.00     $   1.00     $   1.00     $   1.00
    .054         .052         .047         .050
   (.054)       (.052)       (.047)       (.050)
--------     --------     --------     --------
$   1.00     $   1.00     $   1.00     $   1.00
--------     --------     --------     --------
--------     --------     --------     --------
    5.63%        5.32%        4.80%        5.11%
$263,196     $229,247     $320,524     $214,480
$252,744     $308,237     $330,135     $239,047
     .70%         .68%         .65%         .75%
     .70%         .68%         .65%         .75%
    5.36%        5.17%        4.71%        5.05%

    See Notes to Financial Statements                                     19

       Special Money Market Fund, Inc.       Money Market Series
             Financial Highlights Cont'd.

                                                               Class Z
                                                --------------------------------------
                                                    Year           January 26, 2001(b)
                                                    Ended                Through
                                                June 30, 2002         June 30, 2001
--------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period               $  1.00               $  1.00
Net investment income and net realized
gains                                                 .014                  .001
Dividends and distributions to shareholders          (.014)                (.001)
                                                -------------            -------
Net asset value, end of period                     $  1.00               $  1.00
                                                -------------            -------
                                                -------------            -------
TOTAL RETURN(a):                                      1.43%                 0.08%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                    $   643               $    50(d)
Average net assets (000)                           $    83               $    50(d)
Ratios to average net assets:
   Expenses, including distribution and
      service (12b-1) fees                             .74%                  .70%(c)
   Expenses, excluding distribution and
      service (12b-1) fees                             .74%                  .70%(c)
   Net investment income                              1.27%                 2.43%(c)

------------------------------
(a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(b) Commencement of offering of Class Z shares.
(c) Ratios presented above have been annualized from the date of the first subscription which occurred on June 7, 2001.
(d) Figure is actual and not rounded to nearest thousand.

    20                                     See Notes to Financial Statements

       Special Money Market Fund, Inc.       Money Market Series
             Report of Independent Accountants

To the Shareholders and Board of Directors of Special Money Market Fund, Inc.
Money Market Series

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Special Money Market Fund, Inc.--Money Market Series (the 'Fund') at June 30, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as 'financial statements') are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2002 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
August 15, 2002
                                                                          21

       Special Money Market Fund, Inc.       Money Market Series
             Important Notice for Shareholders (Unaudited)

      We are required by Massachusetts, Missouri and Oregon to inform you that dividends which have been derived from interest on federal obligations are not taxable to shareholders. Please be advised that none of the dividends paid by the Fund qualify for state tax exclusion.

                                                        ANNUAL REPORT
                                                        JUNE 30, 2002


            SPECIAL MONEY MARKET FUND, INC.
-------------------------------------------------------------------------------


                                                        MANAGEMENT OF
                                                        THE FUND

      Special Money Market Fund, Inc.   Money Market Series
                                   www.prudential.com   (800) 225-1852
      Management of the Fund (Unaudited)

      Information pertaining to the Directors of the Fund is set forth below. Directors who are not deemed to be 'interested persons' of the Fund as defined in the Investment Company Act of 1940, as amended (the 1940 Act) are referred to as 'Independent Directors.' Directors who are deemed to be 'interested persons' of the Fund are referred to as 'Interested Directors.' 'Fund Complex' consists of the Fund and any other investment companies managed by Prudential Investments LLC (PI).
       Independent Directors

                                                                                 Term of Office***
                                                            Position               and Length of
                       Name, Address** and Age              With Fund               Time Served
                       ----------------------------------------------------------------------------
                       Delayne Dedrick Gold (64)            Director                since 1989

                       Robert E. La Blanc (68)              Director                since 1996

                       Robin B. Smith (62)                  Director                since 1996

                       Stephen Stoneburn (59)               Director                since 1989

                       Nancy H. Teeters (72)                Director                since 1989
                                                                                                     Number of
                                                                Principal Occupations               Overseen by
                       Name, Address** and Age                 During Past Five Years                Director
                       -------------------------------  ---------------------------------------     -------------
                       Delayne Dedrick Gold (64)        Marketing Consultant.                           89

                       Robert E. La Blanc (68)          President (since 1981) of Robert E.             74
                                                        La Blanc Associates, Inc.
                                                        (telecommunications); formerly
                                                        General Partner at Salomon Brothers
                                                        and Vice-Chairman of Continental
                                                        Telecom; Trustee of Manhattan
                                                        College.

                       Robin B. Smith (62)              Chairman and Chief Executive Officer            69
                                                        (since August 1996) of Publishers
                                                        Clearing House (publishing), formerly
                                                        President and Chief Executive Officer
                                                        (January 1988 - August 1996) of
                                                        Publishers Clearing House.

                       Stephen Stoneburn (59)           President and Chief Executive Officer           74
                                                        (since June 1996) of Quadrant Media
                                                        Corp. (a publishing company);
                                                        formerly President (June 1995 - June
                                                        1996) of Argus Integrated Media,
                                                        Inc.; Senior Vice President and
                                                        Managing Director (January 1993 -
                                                        1995) of Cowles Business Media and
                                                        Senior Vice President of Fairchild
                                                        Publications, Inc. (1975 - 1989).

                       Nancy H. Teeters (72)            Economist; formerly Vice President              72
                                                        and Chief Economist of International
                                                        Business Machines Corporation;
                                                        formerly Director of Inland Steel
                                                        Industries (July 1984-1999); formerly
                                                        Governor of the Federal Reserve
                                                        (September 1978 - June 1984).

                                                                   Other
                                                             Directorships Held
                       Name, Address** and Age              by the Director****
                       -------------------------------  ---------------------------
                       Delayne Dedrick Gold (64)                     --
                       Robert E. La Blanc (68)          Director of Storage
                                                        Technology Corporation
                                                        (technology) (since 1979),
                                                        Chartered Semiconductor
                                                        Manufacturing, Ltd.
                                                        (Singapore) (since 1998),
                                                        Titan Corporation
                                                        (electronics) (since 1995),
                                                        Salient 3 Communications,
                                                        Inc. (technology) (since
                                                        1995); Director (since 1999)
                                                        of First Financial Fund,
                                                        Inc. and Director (since
                                                        April 1999) of The High
                                                        Yield Plus Fund, Inc.

                       Robin B. Smith (62)              Director of BellSouth
                                                        Corporation (since 1992),
                                                        and Kmart Corporation
                                                        (retail) (since 1996).

                       Stephen Stoneburn (59)                        --

                       Nancy H. Teeters (72)                         --

   24                                                                    25

   Special Money Market Fund, Inc.       Money Market Series
                                           www.prudential.com  (800) 225-1852
           Management of the Fund (Unaudited) Cont'd.

                                                                                 Term of Office***
                                                            Position               and Length of
                       Name, Address** and Age              With Fund               Time Served
                       ----------------------------------------------------------------------------
                       Clay T. Whitehead (63)               Director                since 1999
                                                                                                     Number of
                                                                                                   Portfolios in
                                                                                                   Fund Complex
                                                                Principal Occupations               Overseen by
                       Name, Address** and Age                 During Past Five Years                Director
                       -------------------------------  ----------------------------------         --------------
                       Clay T. Whitehead (63)           President (since 1983) of National              91
                                                        Exchange Inc. (new business
                                                        development firm).


                                                                   Other
                                                             Directorships Held
                       Name, Address** and Age              by the Director****
                       -------------------------------  ------------------------------
                       Clay T. Whitehead (63)           Director (since 2000) of
                                                        First Financial Fund, Inc.,
                                                        and Director (since 2000) of
                                                        The High Yield Plus Fund,
                                                        Inc.

       Interested Directors

                                                                                 Term of Office***
                                                            Position               and Length of
                       Name, Address** and Age              With Fund               Time Served
                       ----------------------------------------------------------------------------
                       *Robert F. Gunia (55)                Director and            since 1996
                                                            Vice President

                       *David R. Odenath, Jr. (45)          Director and            since 1999
                                                            President
                                                                                                     Number of
                                                                Principal Occupations               Overseen by
                       Name, Address** and Age                 During Past Five Years                Director
                       -------------------------------  --------------------------------------      ------------
                       *Robert F. Gunia (55)            Executive Vice President and Chief              112
                                                        Administrative Officer (since June
                                                        1999) of PI; Executive Vice President
                                                        and Treasurer (since January 1996) of
                                                        PI; President (since April 1999) of
                                                        Prudential Investment Management
                                                        Services LLC (PIMS); Corporate Vice
                                                        President (since September 1997) of
                                                        The Prudential Insurance Company of
                                                        America (Prudential); formerly Senior
                                                        Vice President (March 1987-May 1999)
                                                        of Prudential Securities; formerly
                                                        Chief Administrative Officer (July
                                                        1989-September 1996), Director
                                                        (January 1989-September 1996) and
                                                        Executive Vice President, Treasurer
                                                        and Chief Financial Officer (June
                                                        1987-December 1996) of PMF; Vice
                                                        President and Director (since May
                                                        1992) of Nicholas-Applegate Fund,
                                                        Inc.

                       *David R. Odenath, Jr. (45)      President, Chief Executive Officer              115
                                                        and Chief Operating Officer (since
                                                        June 1999) of PI; Senior Vice
                                                        President (since June 1999) of
                                                        Prudential; formerly Senior Vice
                                                        President (August 1993-May 1999) of
                                                        PaineWebber Group, Inc.

                                                                   Other
                                                             Directorships Held
                       Name, Address** and Age              by the Director****
                       -------------------------------  -----------------------------
                       *Robert F. Gunia (55)            Vice President and Director
                                                        (since May 1989) of The Asia
                                                        Pacific Fund, Inc.

                       *David R. Odenath, Jr. (45)                   --


    26                                                                    27

       Special Money Market Fund, Inc.       Money Market Series
                                     www.prudential.com   (800) 225-1852
             Management of the Fund (Unaudited) Cont'd.

                                                                                 Term of Office***
                                                            Position               and Length of
                       Name, Address** and Age              With Fund               Time Served
                       ----------------------------------------------------------------------------
                       *Judy A. Rice (54)                   Director and            since 2000
                                                            Vice President
                                                                                                     Number of
                                                                                                   Portfolios in
                                                                                                   Fund Complex
                                                                Principal Occupations               Overseen by
                       Name, Address** and Age                 During Past Five Years                Director
                       ------------------------------------------------------------------------------------------
                       *Judy A. Rice (54)               Executive Vice President (since 1999)           111
                                                        of Prudential Investments; formerly
                                                        various positions to Senior Vice
                                                        President (1992-1999) of Prudential
                                                        Securities; and various positions to
                                                        Managing Director (1975-1992) of
                                                        Salomon Smith Barney; Member of Board
                                                        of Governors of the Money Management
                                                        Institute; Member of the Prudential
                                                        Securities Operating Council and a
                                                        Member of the Board of Directors for
                                                        the National Association for Variable
                                                        Annuities.

                                                                   Other
                                                             Directorships Held
                       Name, Address** and Age              by the Director****
                       -------------------------------      --------------------
                       *Judy A. Rice (54)                            --


      Information pertaining to the Officers of the Fund who are not also Directors is set forth below.

      Officers

                                                                                 Term of Office***
                                                            Position               and Length of
                       Name, Address** and Age              With Fund               Time Served
                       ----------------------------------------------------------------------------
                       Grace C. Torres (43)                 Treasurer and           since 1997
                                                            Principal
                                                            Financial and
                                                            Accounting
                                                            Officer

                       Jonathan D. Shain (44)               Secretary               since 2001

                                                                Principal Occupations
                       Name, Address** and Age                 During Past Five Years
                       -------------------------------  -------------------------------------
                       Grace C. Torres (43)             Senior Vice President (since January
                                                        2000) of PI; formerly First Vice
                                                        President (December 1996-January
                                                        2000) of PI and First Vice President
                                                        (March 1993-1999) of Prudential
                                                        Securities.

                       Jonathan D. Shain (44)           Vice President and Corporate Counsel
                                                        (since August 1998) of Prudential;
                                                        formerly Attorney with Fleet Bank,
                                                        N.A. (January 1997 - July 1998) and
                                                        Associate Counsel (August 1994 -
                                                        January 1997) of New York Life
                                                        Insurance Company.

    28                                                                    29

       Special Money Market Fund, Inc.       Money Market Series
                                     www.prudential.com    (800) 225-1852
             Management of the Fund (Unaudited) Cont'd.

                                                                                 Term of Office***
                                                            Position               and Length of
                       Name, Address** and Age              With Fund               Time Served
                       ----------------------------------------------------------------------------
                       Marguerite E.H. Morrison (46)        Assistant               since 2002
                                                            Secretary

                                                                Principal Occupations
                       Name, Address** and Age                 During Past Five Years
                       -------------------------------  ------------------------------------
                       Marguerite E.H. Morrison (46)    Vice President and Chief Legal
                                                        Officer - Mutual Funds and Unit
                                                        Investment Trusts (since August 2000)
                                                        of Prudential; Senior Vice President
                                                        and Assistant Secretary (since
                                                        February 2001) of PI; Vice President
                                                        and Assistant Secretary of PIMS
                                                        (since October 2001), previously Vice
                                                        President and Associate General
                                                        Counsel (December 1996 - February
                                                        2001) of PI and Vice President and
                                                        Associate General Counsel (September
                                                        1987 - September 1996) of Prudential
                                                        Securities.

------------------

    * 'Interested' Director, as defined in the 1940 Act, by reason of employment with the Manager, the Subadviser or the Distributor.
   ** Unless otherwise noted, the address of the Directors and Officers is c/o:
      Prudential Investments LLC, Gateway Center Three, 100 Mulberry Street, Newark, NJ
      07102.
  *** There is no set term of office for Directors and Officers. The Independent
      Directors have adopted a retirement policy, which calls for the retirement of
      Directors on December 31 of the year in which they reach the age of 75. The table shows the number of years for which they have served as Directors and/or Officer.
 **** This column includes only directorships of companies required to register, or file reports with the Commission under the Securities and Exchange Act of 1934
      (i.e., 'public companies') or other investment companies registered under the
      1940 Act.

Additional information about the Fund's Directors is included in the Fund's Statement of Additional Information which is available without charge, upon request, by calling (800) 521-7466 or (732) 482-7555 (Calling from outside the U.S.)

    30                                                                    31

Special Money Market Fund, Inc.    Money Market Series

Prudential Mutual Funds

Prudential offers a broad range of mutual funds designed to meet your individual needs. For information about these funds, contact your financial professional or call us at (800) 225-1852. Read the prospectus carefully before you invest or send money.

PRUDENTIAL MUTUAL FUNDS
--------------------------------

Stock Funds
Large Capitalization Stock Funds
Prudential 20/20 Focus Fund
Prudential Equity Fund, Inc.
Prudential Index Series Fund
    Prudential Stock Index Fund
Prudential Tax-Managed Funds
    Prudential Tax-Managed Equity Fund
Prudential Value Fund
The Prudential Investment Portfolios, Inc.
    Prudential Jennison Growth Fund

Small- to Mid-Capitalization Stock Funds
Nicholas-Applegate Fund, Inc.
    Nicholas-Applegate Growth Equity Fund
Prudential Small Company Fund, Inc.
Prudential Tax-Managed Small-Cap Fund, Inc.
Prudential U.S. Emerging Growth Fund, Inc.
The Prudential Investment Portfolios, Inc.
    Prudential Jennison Equity Opportunity Fund

Sector Stock Funds
Prudential Natural Resources Fund, Inc.
Prudential Real Estate Securities Fund
Prudential Sector Funds, Inc.
    Prudential Financial Services Fund
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    Prudential Technology Fund
    Prudential Utility Fund

Global/International Stock Funds
Prudential Europe Growth Fund, Inc.
Prudential Pacific Growth Fund, Inc.
Prudential World Fund, Inc.
    Prudential Global Growth Fund
    Prudential International Value Fund
    Prudential Jennison International Growth Fund

Balanced/Allocation Fund
The Prudential Investment Portfolios, Inc.
    Prudential Active Balanced Fund

Bond Funds
Taxable Bond Funds
Prudential Government Income Fund, Inc.
Prudential High Yield Fund, Inc.
Prudential Short-Term Corporate Bond Fund, Inc.
    Income Portfolio
Prudential Total Return Bond Fund, Inc.

Municipal Bond Funds
Prudential California Municipal Fund
    California Series
    California Income Series
Prudential Municipal Bond Fund
    High Income Series
    Insured Series
                               www.prudential.com    (800) 225-1852

Prudential Municipal Series Fund
    Florida Series
    New Jersey Series
    New York Series
    Pennsylvania Series
Prudential National Municipals Fund, Inc.

Global/International Bond Fund
Prudential Global Total Return Fund, Inc.

Money Market Funds
Taxable Money Market Funds
Cash Accumulation Trust
    Liquid Assets Fund
    National Money Market Fund
Prudential Government Securities Trust
    Money Market Series
    U.S. Treasury Money Market Series
Prudential Institutional Liquidity Portfolio, Inc.
    Institutional Money Market Series
Prudential MoneyMart Assets, Inc.

Municipal Money Market Funds
Prudential California Municipal Fund
    California Money Market Series
Prudential Municipal Series Fund
    New Jersey Money Market Series
    New York Money Market Series

Tax-Free Money Market Funds
Command Tax-Free Fund
Prudential Tax-Free Money Fund, Inc.

Other Money Market Funds
Command Government Fund
Command Money Fund
Special Money Market Fund, Inc.*
    Money Market Series

STRATEGIC PARTNERS
MUTUAL FUNDS**
-----------------------------------------

Strategic Partners Asset Allocation Funds
   Strategic Partners Conservative Growth Fund
   Strategic Partners Moderate Growth Fund
   Strategic Partners High Growth Fund

Strategic Partners Style Specific Funds
   Strategic Partners
      Large Capitalization Growth Fund
   Strategic Partners
      Large Capitalization Value Fund
   Strategic Partners
      Small Capitalization Growth Fund
   Strategic Partners
      Small Capitalization Value Fund
   Strategic Partners
      International Equity Fund
   Strategic Partners
      Total Return Bond Fund

Strategic Partners Opportunity Funds
   Strategic Partners Focused Growth Fund
   Strategic Partners New Era Growth Fund
   Strategic Partners Focused Value Fund
    Strategic Partners Mid-Cap Value Fund

Special Money Market Fund, Inc.*
    Money Market Series

Special Money Market Fund, Inc.    Money Market Series

Getting the Most from Your Prudential Mutual Fund

Some mutual fund shareholders won't ever read this--they don't read annual and semiannual reports. It's quite understandable. These annual and semiannual reports are prepared to comply with federal regulations, and are often written in language that is difficult to understand. So when most people run into those particularly daunting sections of these reports, they don't read them.

WE THINK THAT'S A MISTAKE
At Prudential, we've made some changes to our mutual funds report to make it easier to understand and more pleasant to read. We hope you'll find it profitable to spend a few minutes familiarizing yourself with your investment. Here's what you'll find in the report:

PERFORMANCE AT A GLANCE
Since an investment's performance is often a shareholder's primary concern, we present performance information in two different formats. You'll find it first on the "Performance at a Glance" page where we compare the Fund and the comparable average calculated by Lipper, Inc., a nationally recognized mutual fund rating agency. We report both the cumulative total returns and the average annual total returns. The cumulative total return is the total amount of income and appreciation the Fund has achieved in various time periods. The average annual total return is an annualized representation of the Fund's performance. It gives you an idea of how much the Fund has earned in an average year for a given time period. Under the performance box, you'll see legends that explain the performance information, whether fees and sales charges have been included in the returns, and the inception dates for the Fund's share classes.

See the performance comparison charts at the back of the report for more performance information. Please keep in mind that past performance is not indicative of future results.

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                           www.prudential.com    (800) 225-1852

INVESTMENT ADVISER'S REPORT
The portfolio manager, who invests your
money for you, reports on successful--
and not-so-successful--strategies in
this section of your report. Look for
recent purchases and sales here, as well as information about the sectors the portfolio manager favors, and any changes that are on the drawing board.

PORTFOLIO OF INVESTMENTS
This is where the report begins to appear technical, but it's really just a listing of each security held at the end of the reporting period, along with valuations and other information. Please note that sometimes we discuss a security in the "Investment Adviser's Report" section that doesn't appear in this listing, because it was sold before the close of the reporting period.

STATEMENT OF ASSETS AND LIABILITIES
The balance sheet shows the assets (the
value of the Fund's holdings), liabilities
(how much the Fund owes), and net assets
(the Fund's equity or holdings after the Fund pays its debts) as of the end of the reporting period. It also shows how we calculate the net asset value per share for each class of shares. The net asset value is reduced by payment of your dividend, capital gain, or other distribution--but remember that the money or new shares are being paid or issued to you. The net asset value fluctuates daily, along with the value of every security in the portfolio.

STATEMENT OF OPERATIONS
This is the income statement, which details income (mostly interest and dividends earned) and expenses (including what you pay us to manage your money). You'll also see capital gains here--both realized and unrealized.

Special Money Market Fund, Inc.    Money Market Series

Getting the Most from Your Prudential Mutual Fund

STATEMENT OF CHANGES IN NET ASSETS
This schedule shows how income and expenses translate into changes in net assets. The
Fund is required to pay out the bulk of its income to shareholders every year, and this statement shows you how we do it (through dividends and distributions) and how that affects the net assets. This statement also shows how money from investors flowed into and out of the Fund.

NOTES TO FINANCIAL STATEMENTS
This is the kind of technical material that can intimidate readers, but it does contain useful information. The notes provide a brief history and explanation of your Fund's objectives. In addition, they outline how
Prudential mutual funds prices securities.
The notes also explain who manages and
distributes the Fund's shares and, more
important, how much they are paid for doing so. Finally, the notes explain how many shares are outstanding and the number issued and redeemed over the period.

FINANCIAL HIGHLIGHTS
This information contains many elements from prior pages, but on a per-share basis. It is designed to help you understand how the Fund performed, and to compare this year's performance and expenses to those of prior years.

INDEPENDENT ACCOUNTANT'S REPORT
Once a year, an independent accountant looks over our books and certifies that the financial statements are fairly presented in accordance with generally accepted accounting principles.

TAX INFORMATION
This is information that we report annually about how much of your total return is taxable. Should you have any questions, you may want to consult a tax adviser.

                           www.prudential.com    (800) 225-1852

PERFORMANCE COMPARISON
These charts are included in the annual
report and are required by the Securities
Exchange Commission. Performance is
presented here as the return on a
hypothetical $10,000 investment in the Fund since its inception or for 10 years
(whichever is shorter). To help you put that return in context, we are required to include the performance of an unmanaged, broad-based securities index as well. The index does not reflect the cost of buying the securities it contains or the cost of managing a mutual fund. Of course, the index holdings do not mirror those of the Fund--the index is a broad-based reference point commonly used by investors to measure how well they are doing. A definition of the selected index is also provided. Investors cannot invest directly in an index.

FOR MORE INFORMATION

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077
(800) 225-1852
Visit Prudential's website at:
www.prudential.com

DIRECTORS
Delayne Dedrick Gold
Robert F. Gunia
Robert E. La Blanc
David R. Odenath, Jr.
Judy A. Rice
Robin B. Smith
Stephen Stoneburn
Nancy H. Teeters
Clay T. Whitehead

OFFICERS
David R. Odenath, Jr, President
Robert F. Gunia, Vice President
Judy A. Rice, Vice President
Grace C. Torres, Treasurer
Jonathan D. Shain, Secretary
Marguerite E.H. Morrison, Assistant Secretary

MANAGER
Prudential Investments LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

INVESTMENT ADVISER
Prudential Investment Management, Inc.
Gateway Center Two
Newark, NJ 07102

DISTRIBUTOR
Prudential Investment
  Management Services LLC
Gateway Center Three, 14th Floor
100 Mulberry Street
Newark, NJ 07102-4077

CUSTODIAN
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

TRANSFER AGENT
Prudential Mutual Fund Services LLC
PO Box 8098
Philadelphia, PA 19101

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

LEGAL COUNSEL
Sullivan & Cromwell
125 Broad Street
New York, NY 10004-2498

Mutual funds are not bank guaranteed or FDIC insured, and may lose value.

Fund Symbols         Nasdaq        CUSIP
------------        --------       -----
Class A               N/A        84741P102
Class B/C            PBSXX       84741P201
Class Z               N/A        84741P300

MF141E       IFS-A073205